Health Care Costs Payable (Tables)	12 Months Ended
Dec. 31, 2014
Health Care Costs Payable [Abstract]
Components Of Change In Health Care Costs Payable
The following table shows the components of the change in health care costs payable during 2014, 2013 and 2012:

(Millions)	2014	2013	2012
Health care costs payable, beginning of the period	$4,547.4	$2,992.5	$2,675.5
Less: Reinsurance recoverables	8.5	3.8	3.3
Health care costs payable, beginning of the period, net	4,538.9	2,988.7	2,672.2
Acquisition of businesses	29.2	1,417.2	—
Add: Components of incurred health care costs
Current year	41,327.5	33,344.8	23,875.6
Prior years	(580.8)	(448.8)	(146.7)
Total incurred health care costs	40,746.7	32,896.0	23,728.9
Less: Claims paid
Current year	35,850.7	30,112.7	21,067.7
Prior years	3,848.8	2,608.0	2,344.7
Total claims paid	39,699.5	32,720.7	23,412.4
Disposition of business	—	(42.3)	—
Health care costs payable, end of period, net	5,615.3	4,538.9	2,988.7
Add: Reinsurance recoverables	5.8	8.5	3.8
Health care costs payable, end of the period	$5,621.1	$4,547.4	$2,992.5